GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended	87 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018
Going concern [Abstract]
Accumulated deficit	$ 2,722,974		$ 2,722,974		$ 2,751,744	$ 2,722,974
Net income /(loss)	(53,720)	$ (62,466)	28,770	$ (97,271)	(924,556)	(1,984,570)
Working capital deficit	$ (764,428)		$ (764,428)		$ 833,512	$ (764,428)